Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2024 through the date of issuance of the financial statements and has determined that it does not have any other material subsequent events to disclose in these financial statements.

7. Subsequent Events

On April 5, 2024, the Company effected a forward split of its issued and outstanding shares of common stock at a ratio of 10-for-1 (the “Forward Stock Split”). As a result of the Forward Stock Split, each issued and outstanding share of the Company’s common stock prior to the effective time of the Forward Stock Spilt are split into ten shares of common stock and the total number of issued and outstanding shares of common stock increases from 29,156,393 shares to 291,563,930 shares. The Forward Stock Split has no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of our Series C Convertible Preferred Stock will be proportionately adjusted. The Forward Stock Split has been retrospectively applied to the financial statements for the fiscal years ended March 31, 2024 and 2023.